Long Term Investments	12 Months Ended
May 31, 2017
Investments Schedule [Abstract]
Long Term Investments
12.	LONG-TERM INVESTMENTS

Long term investments consisted of the following:

	As of May 31,
	2016	2017
	US$	US$
Cost method investments:	1,460	8,132
Equity method investments:
Beijing Dongfangheli Investment and Development Ltd. (“Dongfangheli”) (a)	3,451	2,851
Juesheng Education Group Ltd. (“Juesheng.com”) (b)	3,249	2,881
Suzhou Qingrui Education & Technology Co., Ltd. (“Kouyu100”) (c)	3,261	3,436
Other equity method investments (j)	3,638	2,369
Available-for-sale investments:
Shanghai Golden Education & Training Co. Ltd.(“Golden Finance”) (d)	34,242	44,809
Shanghai ALO7 Technology Co., Ltd.(“Alo7.com”) (e)	29,639	17,370
AVIC Trust Tianqi No.556 (“Trust 556”) (f)	16,037	—
Tarena International, Inc. (“Tarena”) (g)	15,945	25,695
Beijing ShangJiaChongYe Education &Technology Co. Ltd.(“Shangjiachongye”) (h)	12,310	32,644
Beijing ROBOROBO Technology Co. Ltd. (“ROBOROBO”) (i)	9,999	—
Beijing Shengtong Printing Co. Ltd (“Shengtong”) (i)	—	10,711
Other available-for-sale investments (j)	45,632	66,361

	178,863	217,259

(a)	In August 2014, the Group invested US$4,034 to acquire 50% equity interest in Dongfangheli, a company concentrating on investment in educational research and development programs and software consulting services. The Group used the equity method to account for the investment as the Group has the ability to exercise significant influence but does not have control over the investee.
(b)	In August 2014 and May 2015, the Group invested US$3,006 and US$501 respectively in Juesheng.com, a company engaging in providing international educational products search engine service, for 11.9% equity interests. These investments were classified as available-for-sale investment as the Company determined that the shares were debt securities due to the redemption option available to the investor and measured the investment subsequently at fair value. Unrealized holding gain of US$3,933 was reported in other comprehensive income for the year ended May 31, 2015. In March 2016, Juesheng.com successfully listed on the National Equities Exchange and Quotations (“NEEQ”). Upon the listing, the Group’s preference rights, including its redemption and liquidation preference were terminated and the shares became common shares. As the share conversion is not considered an earnings realization event, all unrealized gains deferred in accumulated other comprehensive income were reversed to the carrying amount of the common shares such that the initial carrying amount of such shares is equal to the original cost basis of the original investment. The Group further accounted for its investment by using equity method as the Group determined that it can exercise significant influence over Juesheng.com.
(c)	In December 2014, the Group invested US$3,472 in Kouyu100, a company applying cutting edge psychoacoustic technology to spoken language training and correcting the pronunciation of a student like a real tutor, for 7% equity interest. The investment was classified as available-for-sale investment as the Company determined that the shares were debt securities due to the redemption option available to the investor and measured subsequently at fair value. Unrealized gain of nil was reported in other comprehensive income for the year ended May 31, 2015. In December 2015, Kouyu100 successfully listed on the NEEQ. Upon the listing, the Group’s preference rights, including redemption and liquidation preference were terminated and the shares became common shares. As the share conversion is not considered an earnings realization event, all unrealized gains deferred in accumulated other comprehensive income were reversed to the carrying amount of the common shares such that the initial carrying amount of such shares is equal to the original cost basis of the original investment. The Group further accounted for this investment by using the equity method as the Group determined that it can exercise significant influence over Kouyu100.
(d)	In April and November 2015, the Group invested US$3,398 and US$11,437 respectively in Golden Finance, a company focusing on training programs associated with finance and business management, for 19.5% equity interest. Unrealized holding gains of nil, US$19,407 and US$10,567 were reported in other comprehensive income for the years ended May 31, 2015, 2016 and 2017, respectively.
(e)	On March 5, 2012, the Group acquired a convertible promissory from Alo7.com for US$1,000, which entitled the Group to automatically convert the note into equity security. On July 1, 2012, the Group converted the US$1,000 promissory note into convertible redeemable preferred shares and warrants issued by Alo7.com, for 3.4% equity ownership interest in Alo7.com on an as-converted basis.

In March, June and September 2014, the Group further invested US$2,576, US$300 and US$10,000 into Alo7.com. As of May 31, 2017, the Company had 17.2% equity interests in Alo7.com. Unrealized holding gains of US$13,428, US$1,704 and loss of US$8,678 were reported in other comprehensive income for the years ended May 31, 2015, 2016 and 2017, respectively.

(f)	In October 2015, the Group invested US$15,654 in a two-year trust named Trust 556 with an expected annualized interest rate of 8.5%. The principal and the interest are not guaranteed during the Group’s holding period and will be paid upon maturity. The investment was classified as available-for-sale investment as the Group determined that the shares were debt securities and unrealized holding gains of US$383 and US$706 were reported in other comprehensive income for the years ended May 31, 2016 and 2017, respectively. As of May 31, 2017, the investment of US$16,743 was reclassified to long term investment due within one year.
(g)	In March 2014, the Group invested US$13,500 in Tarena, which is a service provider of IT professional education in China, for around 3% equity interest. Unrealized holding gain of US$3,495, loss of US$1,005 and gain of US$9,750 were reported in other comprehensive income for the years ended May 31, 2015, 2016 and 2017, respectively.
(h)	In January 2016, the Group invested US$12,310 to acquire convertible bond issued by Shangjiachongye, which focuses on online education specific to vocational qualification training. In July 2016, the Group converted all of the convertible bonds into redeemable preferred shares of Shangjiachongye for a 4.9% equity interest. In the meantime, the Group additionally invested US$12,205 into redeemable preferred shares for another 4.9% equity interest. Unrealized holding gains of nil and US$8,129 were reported in other comprehensive income for the years ended May 31, 2016 and 2017, respectively.
(i)	In April 2015, the Group acquired 18% equity interest in ROBOROBO for a cash consideration of US$4,356, a company applying various robots build training courses for kids with different ages. Unrealized holding gains of nil and US$5,643 were reported in other comprehensive income for the years ended May 31, 2015 and 2016, respectively.

In February 2017, the Group disposed the shares in ROBOROBO to exchange for shares newly issued by Shengtong which is an A-share listed company in China. Realized gain of US$7,086 was recognized for the year ended May 31, 2017. The equity interest acquired in Shengtong was classified as available-for-sale security and measured at fair value. Unrealized holding gain of US$423 was reported in other comprehensive income for the year ended May 31, 2017.

(j)	As to the other investments, they represent several insignificant investments either classified as equity method investments or available-for-sale investments as of May 31, 2016 and 2017.